Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$109,808,340.69	0.3463986	$94,079,604.86	0.2967811	$15,728,735.82
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$296,658,340.69	0.3087457	$280,929,604.86	0.2923761	$15,728,735.82

Weighted Avg. Coupon (WAC)	5.29%		5.29%
Weighted Avg. Remaining Maturity (WARM)	33.54		32.68
Pool Receivables Balance	$359,226,474.32		$339,773,447.10
Remaining Number of Receivables	38,524		37,360

Adjusted Pool Balance	$353,093,795.91		$334,028,661.58

III. COLLECTIONS

Principal:
Principal Collections	$18,705,264.82
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$550,817.55
Total Principal Collections	$19,256,082.37

Interest:
Interest Collections	$1,566,324.93
Late Fees & Other Charges	$37,823.34
Interest on Repurchase Principal	$-
Total Interest Collections	$1,604,148.27

Collection Account Interest	$2,113.47
Reserve Account Interest	$665.83
Servicer Advances	$-

Total Collections	$20,863,009.94

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$20,863,009.94
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$20,863,009.94

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$299,355.40		$299,355.40	$299,355.40
Collection Account Interest					$2,113.47
Late Fees & Other Charges					$37,823.34
Total due to Servicer					$339,292.21

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$137,260.43		$137,260.43
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$518,745.85		$518,745.85	$518,745.85

Available Funds Remaining:					$20,004,971.88

3. Principal Distribution Amount:					$15,728,735.82

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,728,735.82
Class A-4 Notes				$-
Class A Notes Total:		15,728,735.82		$15,728,735.82
Total Noteholders Principal				$15,728,735.82

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,276,236.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,132,678.41
Beginning Period Amount	$6,132,678.41
Current Period Amortization	$387,892.89
Ending Period Required Amount	$5,744,785.52
Ending Period Amount	$5,744,785.52
Next Distribution Date Required Amount	$5,374,172.28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$56,435,455.22	$53,099,056.72	$53,099,056.72
Overcollateralization as a % of Adjusted Pool	15.98%	15.90%	15.90%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.09%	36,645	97.56%	$331,489,855.49
30 - 60 Days	1.52%	568	1.91%	$6,498,629.54
61 - 90 Days	0.31%	115	0.40%	$1,349,996.90
91 + Days	0.09%	32	0.13%	$434,965.17
		37,360		$339,773,447.10
Total
Delinquent Receivables 61 + days past due	0.39%	147	0.53%	$1,784,962.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.39%	152	0.51%	$1,841,801.54
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.39%	156	0.51%	$1,942,836.21
Three-Month Average Delinquency Ratio	0.39%		0.52%

Repossession in Current Period		35		$451,374.75
Repossession Inventory		47		$343,197.16

Charge-Offs
Gross Principal of Charge-Off for Current Period				$747,762.40
Recoveries				$(550,817.55)
Net Charge-offs for Current Period				$196,944.85

Beginning Pool Balance for Current Period				$359,226,474.32

Net Loss Ratio				0.66%
Net Loss Ratio for 1st Preceding Collection Period				0.83%
Net Loss Ratio for 2nd Preceding Collection Period				0.78%
Three-Month Average Net Loss Ratio for Current Period				0.76%

Cumulative Net Losses for All Periods				$10,170,254.02
Cumulative Net Losses as a % of Initial Pool Balance				0.93%

Principal Balance of Extensions				$2,015,003.87
Number of Extensions				165

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